Note 2 - Summary of Significant Accounting Policies 1 (Tables)	12 Months Ended
Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Property, Plant and Equipment, Estimated Useful Life [Table Text Block]
Asset Classification	Estimated useful life (in years)
Leasehold improvements	shorter of useful life or remaining life of the lease
Laboratory furniture and equipment	8-14
Office furniture and equipment	5-13
Computer and equipment	3 - 7